(Loss) Earnings Per Common Share (Details) - shares	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
(Loss) Earnings Per Common Share [Line Items]
Basic and diluted shares		4,300,158		365,146	330,697
B Warrants [Member]
(Loss) Earnings Per Common Share [Line Items]
Basic and diluted shares	166,667		166,667